UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2008

If amended report check here:              [ ]
This Amendment (check only one):           [ ] is a restatement
                                           [ ] adds new holding entries

Skystone Advisors LLC
Name of Institutional Investment Manager

Two International Place, 18th Floor            Boston       MA        02110
Business Address           (Street)            (City)     (State)     (Zip)

Form 13F File Number:              028-12366


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Kerry Nelson                       Managing Member        (617) 603-2081
(Name)                                 (Title)               (Phone)


Signature, Place and Date of Signing:


/s/Kerry Nelson
---------------
Kerry Nelson
Boston, MA
8/14/2008


Report Type:

[X]                                13F HOLDINGS REPORT.
[ ]                                13F NOTICE.
[ ]                                13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1

Confidential information has been omitted from this public Form 13F and has been filed separately with the SEC, along with a request for confidential treatment.

List of Other Included Managers:

No.:            13F File Number:                Name:
1               028-12374                       Kerry Nelson

Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:         142,102
                                                (x$1000)

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F
                               INFORMATION TABLE

                             Skystone Advisors LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 6/30/08


Column 1                     Column 2       Column 3  Column 4   Column 5                Column 6     Column 7   Column 8

NAME OF ISSUER               TITLE OF                 VALUE      SHARES/   SH/     PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                             CLASS          CUSIP     (x$1000)   PRN AMT   PRN     CALL  DISCRETION   MANAGERS   SOLE    SHARED NONE

A C MOORE ARTS & CRAFTS INC  COM            00086T103    339        47,957 SH            DEFINED      1             47,957
AMERICAN DENTAL PARTNERS     COM            025353103 15,204     1,276,577 SH            DEFINED      1          1,276,577
AMERICAS CAR MART INC        COM            03062T105  4,524       251,940 SH            DEFINED      1            251,940
ARTHROCARE CORP              COM            043136100  5,250       128,374 SH            DEFINED      1            128,374
CAL MAINE FOODS INC          COM NEW        128030202    748        22,611 SH            DEFINED      1             22,611
CARTER INC                   COM            146229109  2,360       170,733 SH            DEFINED      1            170,733
CHARLES RIV LABS INTL INC    COM            159864107  7,757       121,349 SH            DEFINED      1            121,349
COLLEGIATE PACIFIC INC       NOTE 5.750 12/0194589AB3  3,830         4,000 PRN           DEFINED      1              4,000
DAVITA INC                   COM            23918K108  7,006       131,860 SH            DEFINED      1            131,860
FIRST MARBLEHEAD CORP        COM            320771108    177        69,000 SH            DEFINED      1             69,000
HARVARD BIOSCIENCE INC       COM            416906105 17,390     3,759,937 SH            DEFINED      1          3,759,937
HHGREGG INC                  COM            42833L108    379        37,903 SH            DEFINED      1             37,903
HOLOGIC INC                  COM            436440101  8,967       410,968 SH            DEFINED      1            410,968
HORIZON LINES INC            COM            44044K101    860        86,400 SH            DEFINED      1             86,400
INTERLINE BRANDS INC         COM            458743101  5,410       339,617 SH            DEFINED      1            339,617
J2 GLOBAL COMMUNICATIONS INC COM NEW        46626E205  3,271       142,134 SH            DEFINED      1            142,134
JACKSON HEWITT TAX SVCS INC  COM            468202106  1,496       122,432 SH            DEFINED      1            122,432
NEUSTAR INC                  CL A           64126X201  1,397        64,800 SH            DEFINED      1             64,800
OMNICARE INC                 COM            681904108  1,977        75,400 SH            DEFINED      1             75,400
PATTERSON COMPANIES INC      COM            703395103 10,167       346,575 SH            DEFINED      1            346,575
PEDIATRIX MED GROUP          COM            705324101  5,967       121,216 SH            DEFINED      1            121,216
PENSON WORLDWIDE INC         COM            709600100  3,340       278,527 SH            DEFINED      1            278,527
PERKINELMER INC              COM            714046109  1,145        41,107 SH            DEFINED      1             41,107
RESMED INC                   COM            761152107    540        15,100 SH            DEFINED      1             15,100
SCHEIN HENRY INC             COM            806407102  9,036       175,437 SH            DEFINED      1            175,437
SIRONA DENTAL SYSTEMS INC    COM            82966C103  1,986        76,600 SH            DEFINED      1             76,600
SPORT SUPPLY GROUP INC DEL   COM            84916A104 11,420     1,103,422 SH            DEFINED      1          1,103,422
TEAM INC                     COM            878155100  2,242        65,319 SH            DEFINED      1             65,319
TEMPUR PEDIC INTL INC        COM            88023U101    457        58,500 SH            DEFINED      1             58,500
THERMO FISHER SCIENTIFIC INC COM            883556102  2,006        36,000 SH            DEFINED      1             36,000
VALASSIS COMMUNICATIONS INC  COM            918866104  3,360       268,356 SH            DEFINED      1            268,356
WATERS CORP                  COM            941848103  2,096        32,500 SH            DEFINED      1             32,500